PUT OPTION LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
PUT OPTION LIABILITIES
Schedule of roll forward of put option liabilities

	Meritz Put	LGIL Put
	Option (Note 14)	Option	Total
	US$	US$	US$
Balance as of December 31, 2022	—	—	—
Issuance of put options	—	9,376	9,376
Change in fair values	—	2,508	2,508
Balance as of December 31, 2023	—	11,884	11,884
Issuance of put options	130,082	—	130,082
Changes in fair values	299,593	(11,884)	287,709
Transfer to share buyback forward liabilities	(120,560)	—	(120,560)
Balance as of December 31, 2024	309,115	—	309,115
- Current portion	309,115	—	309,115
- Non-current portion	—	—	—

LGIL Put Option
PUT OPTION LIABILITIES
Schedule of assumption used for fair value of the put option liabilities using the scenario-weighted average method with binominal model

	As of December 31, 2024		As of December 31, 2023
Risk‑free interest rate	3.98%		4.87%
Expected volatility	30.87%		26.33%
Expected dividend yield	0.00%		0.00%
Remaining term	0.5	years	1.5	years
Probability of exercise condition	85.00%		50.00%
Fair value of underlying ordinary share of LGIL	US$0.02		US$0.81